BETTER 10Q - CONVERTIBLE PREFERRED STOCK	6 Months Ended
Jun. 30, 2023
Temporary Equity Disclosure [Abstract]
CONVERTIBLE PREFERRED STOCK	16. CONVERTIBLE PREFERRED STOCKThe Company had outstanding the following series of convertible preferred stock:As of June 30, 2023December 31, 2022(Amounts in thousands, except share amounts)SharesAuthorizedShares Issued andoutstandingSharesAuthorizedShares Issued andoutstandingSeries D Preferred Stock8,564,688 7,782,048 8,564,688 7,782,048 Series D-1 Preferred Stock8,564,688 — 8,564,688 — Series D-2 Preferred Stock6,970,478 6,671,168 6,970,478 6,671,168 Series D-3 Preferred Stock299,310 299,310 299,310 299,310 Series D-4 Preferred Stock347,451 347,451 347,451 347,451 Series D-5 Preferred Stock347,451 — 347,451 — Series C Preferred Stock43,495,421 32,761,731 43,495,421 32,761,731 Series C-1 Preferred Stock43,495,421 2,924,746 43,495,421 2,924,746 Series C-2 Preferred Stock6,093,219 4,586,357 6,093,219 4,586,357 Series C-3 Preferred Stock6,458,813 2,737,502 6,458,813 2,737,502 Series C-4 Preferred Stock710,294 710,294 710,294 710,294 Series C-5 Preferred Stock6,093,219 1,506,862 6,093,219 1,506,862 Series C-6 Preferred Stock6,458,813 3,721,311 6,458,813 3,721,311 Series C-7 Preferred Stock3,217,220 1,462,373 3,217,220 1,462,373 Series B Preferred Stock13,005,760 9,351,449 13,005,760 9,351,449 Series B-1 Preferred Stock4,100,000 3,654,311 4,100,000 3,654,311 Series A Preferred Stock30,704,520 22,661,786 30,704,520 22,661,786 Series A-1 Preferred Stock8,158,764 7,542,734 8,158,764 7,542,734 Total convertible preferred stock197,085,530 108,721,433 197,085,530 108,721,433 Convertible Preferred Stock Warrants—The Company had outstanding the following convertible preferred stock warrants:No. Warrants(Amounts in thousands, except no. warrants and strike prices)June 30, 2023December 31, 2022StrikeValuation at IssuanceSeptember 2018Series C Preferred9/28/20189/28/2028756,500 756,500 $1.81 $170 February 2019Series C Preferred2/6/20199/28/202850,320 50,320 $1.81 $12 March 2019Series C Preferred3/29/20193/29/2026375,000 375,000 $3.42 $87 April 2019Series C Preferred4/17/20194/17/20291,169,899 1,169,899 $3.42 $313 March 2020Series C Preferred3/25/20203/25/2027134,212 134,212 $5.00 $201 Total2,485,931 2,485,931 The Company valued these warrants at issuance and at each reporting period, using the Black-Scholes option-pricing model and their respective terms, as can be seen below: (Amounts in thousands, except per share amounts)June 30, 2023December 31, 2022IssuanceFair value per shareFair ValueFair value per shareFair ValueSeptember 2018$1.46 $1,105 $1.66 $1,256 February 2019$1.46 73 $1.66 84 March 2019$1.00 375 $1.06 397 April 2019$1.00 1,170 $1.06 1,240 March 2020$0.80 107 $0.89 119 Total$2,830 $3,096 Warrants for Series C Preferred Stock, related to the above issuances, are recorded as liabilities at fair value, resulting in a liability of $2.8 million and $3.1 million as of June 30, 2023 and December 31, 2022, respectively. The change in fair value of warrants for the six months ended June 30, 2023 and 2022 was a gain of $0.3 million and a gain of $20.4 million, respectively, and was recorded in change in fair value of convertible preferred stock warrants within the condensed consolidated statements of operations and comprehensive loss. 18. CONVERTIBLE PREFERRED STOCKThe Company had outstanding the following series of convertible preferred stock:As of December 31,20222021(Amounts in thousands, except share amounts)SharesAuthorizedShares Issued andoutstandingSharesAuthorizedShares Issued andoutstandingSeries D Preferred Stock8,564,688 7,782,048 8,564,688 7,782,048 Series D-1 Preferred Stock8,564,688 — 8,564,688 — Series D-2 Preferred Stock6,970,478 6,671,168 6,970,478 6,671,168 Series D-3 Preferred Stock299,310 299,310 299,310 299,310 Series D-4 Preferred Stock347,451 347,451 347,451 347,451 Series D-5 Preferred Stock347,451 — 347,451 — Series C Preferred Stock43,495,421 32,761,731 43,495,421 32,761,731 Series C-1 Preferred Stock43,495,421 2,924,746 43,495,421 2,924,746 Series C-2 Preferred Stock6,093,219 4,586,357 6,093,219 4,586,357 Series C-3 Preferred Stock6,458,813 2,737,502 6,458,813 2,737,502 Series C-4 Preferred Stock710,294 710,294 710,294 710,294 Series C-5 Preferred Stock6,093,219 1,506,862 6,093,219 1,506,862 Series C-6 Preferred Stock6,458,813 3,721,311 6,458,813 3,721,311 Series C-7 Preferred Stock3,217,220 1,462,373 3,217,220 1,462,373 Series B Preferred Stock13,005,760 9,351,449 13,005,760 9,351,449 Series B-1 Preferred Stock4,100,000 3,654,311 4,100,000 3,654,311 Series A Preferred Stock30,704,520 22,661,786 30,704,520 22,661,786 Series A-1 Preferred Stock8,158,764 7,542,734 8,158,764 7,542,734 Total convertible preferred stock197,085,530 108,721,433 197,085,530 108,721,433 Voting Rights—The holders of outstanding shares of Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series C-2 Preferred Stock, Series C-3 Preferred Stock, Series C-4 Preferred Stock, Series D Preferred Stock, Series D-2 Preferred Stock, and Series D-4 Preferred Stock are entitled to votes equal to the number of shares of Common B Stock into which the applicable series of preferred stock are convertible to as of the record date. The holders of Series A-1 Preferred Stock, Series B-1 Preferred Stock, Series C-1 Preferred Stock, Series C-5 Preferred Stock, Series C-6 Preferred Stock, Series C-7 Preferred Stock, Series D-1 Preferred Stock, Series D-3 Preferred Stock, and Series D-5 Preferred Stock have no voting rights.Conversion Rights—Each share of Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series C-2 Preferred Stock, Series C-3 Preferred Stock, Series C-4 Preferred Stock, Series D Preferred Stock, Series D-2 Preferred Stock, and Series D-4 Preferred Stock is convertible, at the option of the holder, at any time, and without payment of additional consideration into Common B Stock at the "Adjusted Conversion Ratio" as defined below. Additionally, each share of Series A-1 Preferred Stock, Series B-1 Preferred Stock, Series C-1 Preferred Stock, Series C-5 Preferred Stock, Series C-6 Preferred Stock, Series D-1 Preferred Stock, and Series D-5 Preferred Stock are convertible, at the option of the holder, at any time, and without payment of additional consideration into Common B-1 Stock at the "Adjusted Conversion Ratio" as defined below.The Adjusted Conversion Ratio is defined in the Company's Tenth Amended and Restated Certificate of Incorporation (“Certificate of Incorporation”) as equal to the applicable Preferred Stock Original Issue Price for the applicable share of preferred stock divided by the applicable Preferred Stock Conversion Price. The Preferred Stock Conversion Price is equal to $1.00 for the Series A Preferred Stock and the Series A-1 Preferred Stock; $2.00 for the Series B Preferred Stock and the Series B-1 Preferred Stock; $3.42 for the Series C Preferred Stock C, Series C-1 Preferred Stock, and Series C-7 Preferred Stock; $2.46 for the Series C-2 Preferred Stock and Series C-5 Preferred Stock; $2.74 for the Series C-3 Preferred Stock and Series C-6 Preferred Stock; $2.39 for the Series C-4 Preferred Stock; $16.93 for the Series D Preferred Stock and Series D-1 Preferred Stock; $8.72 for the Series D-2 Preferred Stock; and $14.39 for the Series D-4 Preferred Stock and Series D-5 Preferred Stock. The Series D Preferred Stock shall be automatically converted into Common B Stock upon the consummation of an underwritten public offering of shares of common stock to the public with a price per share to the public of not less than (i) 1.25 times $16.93 (the “Series D Original Issue Price”) if the underwritten public offering is completed by December 31, 2021, or (ii) 1.5 times the Series D Original Issue Price if the underwritten public offering is completed on or after January 1, 2022. If the Company consummates an underwritten public offering at an initial public offering price that is less than 1.25 times the Series D Original Issue Price by December 31, 2021 or less than 1.5 times the Series D Original Issue Price thereafter, the Company will force the conversion of the Series D Preferred Stock by issuing the holders the number of shares of Common B Stock resulting in a total aggregate value at the initial public offering price that would have been equal to 1.25 times the Series D Original Issue Price or 1.5 times the Series D Original Issue Price, respectively. Upon a qualified transfer of any shares of Series A-1 Preferred Stock, Series B-1 Preferred Stock, Series C-1 Preferred Stock, Series C-5 Preferred Stock, Series C-6 Preferred Stock, Series D-1 Preferred Stock, or Series D-5 Preferred Stock, such shares have the right to convert all shares into an equivalent number of Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series C-2 Preferred Stock, Series C-3 Preferred Stock, Series D Preferred Stock, or Series D-4 Preferred Stock, respectively, without the payment of additional consideration by the holder. Certain holders (as specified in the Company's Certificate of Incorporation) of Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, and Series D Preferred Stock have the right to convert, under limited permitted transfers, to an equivalent number of shares of Series A-1 Preferred Stock, Series B-1 Preferred Stock, Series C-1 Preferred Stock, and Series D-1 Preferred Stock, respectively. Certain holders of Series C-2 Preferred Stock, Series C-3 Preferred Stock, Series D-4 Preferred Stock, and Common B Stock have the right to convert to an equivalent number of shares of Series C-5 Preferred Stock, Series C-6 Preferred Stock, Series D-5 Preferred Stock, and Common B-1 Stock, respectively.Dividends—The convertible preferred stock shall first receive, or simultaneously receive, dividends declared on common stock, if any, on the basis as if the convertible preferred stock was converted to common stock. The Company has not declared any dividends on common stock to date. Liquidation—In the event of any liquidation, dissolution or winding up of the Company, the holders of shares of each series of Series C Preferred Stock, Series C-1 Preferred Stock, Series C-2 Preferred Stock, Series C-3 Preferred Stock, Series C-4 Preferred Stock, Series C-5 Preferred Stock, Series C-6 Preferred Stock, Series C-7 Preferred Stock, Series D Preferred Stock, Series D-1 Preferred Stock, Series D-2 Preferred Stock, Series D-3 Preferred Stock, Series D-4 Preferred Stock, and Series D-5 Preferred Stock shall be entitled to receive, prior to any distributions to the holders of Series B Preferred Stock, Series B-1 Preferred Stock, Series A Preferred Stock, Series A-1 Preferred Stock and common stock, an amount per share equal to one time the applicable Preferred Stock Original Issue Price plus all declared but unpaid dividends on such shares (“Series C and Series D Preferred Stock Preference Amount”). After the payment of the full above mentioned amount, the holders of shares of each of Series B Preferred Stock, Series B-1 Preferred Stock, Series A Preferred Stock, and Series A-1 Preferred Stock then outstanding shall be entitled to receive a pro-rata distribution before any payment shall be made to the holders of common stock an amount per share equal to, (a) in the case of the Series A Preferred Stock and Series A-1 Preferred Stock, one times the Preferred Stock Original Issue Price, plus any dividends declared and unpaid (“Series A Preferred Stock Preference Amount”), and (b) in the case of the Series B Preferred Stock and Series B-1 Preferred Stock, the greater of one times the applicable Preferred Stock Original Issue Price and the Alternative Series B Liquidation Preference Amount, as subsequently defined, plus all declared but unpaid dividends (“Series B Preferred Stock Preference Amount”). The Alternative Series B Liquidation Preference Amount is the quotient obtained by dividing (x) the value of the assets of the Company available for distribution to its stockholders in connect with a liquidation, dissolution or winding up of the Company or deemed liquidation event by (y) the fully-diluted share number. The Series C and Series D Preferred Stock Preference Amount, the Series A Preferred Stock Preference Amount, and the Series B Preferred Stock Preference Amount are together referred to as the Preferred Stock Preference Amount. After the payment of the full Preferred Stock Preference Amount, the remaining assets of the Company shall be distributed on a pro rata basis among the holders of Common A Stock, Common B Stock, Common O stock, and then to Common B-1 Stock. The remaining assets of the Company shall be distributed among the holders of Series A Preferred Stock and Series A-1 Preferred Stock and the holders of common stock, with the Series A Preferred Stock and the Series A-1 Preferred Stock receiving sixty percent of the remainder until each holder of Series A Preferred Stock and Series A-1 Preferred Stock has received an additional amount per share equal to three times the applicable Preferred Stock Original Issue Price. The remaining assets of the Company shall be distributed among the holders of Series A Preferred Stock and Series A-1 Preferred Stock and common stock, with the Series A Preferred Stock and the A-1 Preferred Stock receiving five percent of the remainder until the amount paid to the common stock equals the amount paid to the Series A Preferred Stock and Series A-1 Preferred Stock. Following that distribution, the remaining assets of the Company shall be distributed on a pro rata basis among the holders of Series A Preferred Stock, Series A-1 Preferred Stock and common stock.Redemption and Classification—The preferred stock is generally not redeemable at the option of any holder thereof except in limited circumstances as set forth in the Company’s Certificate of Incorporation. The Company has classified its convertible preferred stock as mezzanine equity on the consolidated balance sheets as the occurrence of certain deemed liquidation events that are outside the Company’s control may cause redemption with the holders of the convertible preferred stock. Convertible preferred stock is not remeasured at redemption value within mezzanine equity on the consolidated balance sheets as the convertible preferred stock is not currently redeemable and redemption is not expected. Secondary Sale—In April and May 2021, certain of the Company’s investors sold various classes of shares through multiple tranches to SVF II Beaver LLC (“SoftBank II”), pursuant to a series of stock transfer agreements (collectively, the “SoftBank Transaction”), for a total consideration of $496.9 million. The total shares purchased by SoftBank II included 0.6 million shares of Series A Preferred Stock, 7.5 million shares of Series A-1 Preferred Stock, 0.4 million shares of Series B Preferred Stock, 2.0 million shares of Series B-1 Preferred Stock, 1.1 million shares of Series C Preferred Stock, 1.8 million shares of Series C-1 Preferred Stock, 0.7 million shares of Series C-2 Preferred Stock, 5.6 million shares of Common B Stock and 0.5 million of Common O Stock each at $24.47 per share.In connection with the SoftBank Transaction, the Company entered into a contribution agreement with SoftBank II, pursuant to which upon the occurrence of certain “Realization Events,” SoftBank II agrees to make certain capital contributions to the Company. The consummation of the business combination with Aurora (as defined in Note 1) will constitute a Realization Event pursuant to the terms of the contribution agreement. Accordingly, SoftBank II will make a capital contribution to the Company in an amount equal to 25% of its aggregate return on its investment in the Company’s shares based on the value of the consideration received by the Company’s equity holders in the closing of the Merger Agreement (see Note 1).Convertible Preferred Stock Warrants—The Company had outstanding the following convertible preferred stock warrants:No. Warrants(Amounts in thousands, except no. warrants and strike prices)As of December 31, IssuanceShare ClassIssue DateExpiration Date20222021StrikeValuation at IssuanceSeptember 2018Series C Preferred9/28/20189/28/2028756,500 756,500 $1.81 $170 February 2019Series C Preferred2/6/20199/28/202850,320 50,320 $1.81 $12 March 2019Series C Preferred3/29/20193/29/2026375,000 375,000 $3.42 $87 April 2019Series C Preferred4/17/20194/17/20291,169,899 1,169,899 $3.42 $313 March 2020Series C Preferred3/25/20203/25/2027134,212 134,212 $5.00 $201 Total2,485,931 2,485,931 In April and May 2021, one of the Company’s investors exercised 1.4 million warrants. The exercise was a cashless exercise, resulting in an issuance of 1.1 million shares of Series C Preferred Stock. In connection with the Amended Merger Agreement, several of the Company’s holders of convertible preferred stock warrants expects to exercise their warrants contingent upon the consummation of the Merger as described in Note 1. The contingent exercise includes 1.2 million shares of Series C Preferred Stock at an exercise price per share of $3.42, 0.8 million shares of Series C Preferred Stock at an exercise of price per share of $1.81, and 1.5 million shares of Series C-7 Preferred Stock at an exercise of price per share of $3.42.The Company valued these warrants at issuance and at each reporting period, using the Black-Scholes option-pricing model and their respective terms, as can be seen below: December 31,(Amounts in thousands, except per share amounts)20222021IssuanceFair value per shareFair ValueFair value per shareFair ValueSeptember 2018$1.66 $1,256 $13.70 $10,364 February 2019$1.66 84 $13.70 689 March 2019$1.06 397 $12.54 4,703 April 2019$1.06 1,240 $12.54 14,671 March 2020$0.89 119 $11.70 1,570 Total$3,096 $31,997 Warrants for Series C Preferred Stock, related to the above issuances, are recorded as liabilities at fair value, resulting in a liability of $3.1 million and $32.0 million as of December 31, 2022 and 2021, respectively. The change in fair value of warrants for the years ended December 31, 2022 and 2021 was a gain of $28.9 million and a loss of $32.8 million, respectively, and was recorded in change in fair value of warrants within the consolidated statements of operations and comprehensive loss.